Subsequent Events (Narrative) (Details)			1 Months Ended					9 Months Ended		75 Months Ended	84 Months Ended
	Oct. 30, 2019 USD ($) instrument $ / shares shares	Mar. 02, 2018 USD ($)	Oct. 31, 2019 USD ($) property	Apr. 30, 2019 USD ($)	Jul. 31, 2018 $ / shares shares	May 31, 2018 USD ($)	Jan. 31, 2018 $ / shares shares	Sep. 30, 2019 USD ($) property $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 $ / shares shares	Sep. 30, 2019 property $ / shares shares	Oct. 31, 2016 instrument
Subsequent Event [Line Items]
Number of shares repurchased (in shares) | shares					155,904		373,967	656,433		3,288,256	3,944,689
Stock repurchase, value				$ 13,300,000		$ 3,000,000.0
Per share price (in usd per share) | $ / shares					$ 20.25		$ 21.45	$ 20.25		$ 21.56	$ 21.34
Proceeds from credit facilities								$ 163,618,000	$ 94,153,000
Subsequent Event
Subsequent Event [Line Items]
Number of shares repurchased (in shares) | shares	446,830
Stock repurchase, value	$ 7,800,000
Per share price (in usd per share) | $ / shares	$ 17.50
Mortgages
Subsequent Event [Line Items]
Encumbered properties | property								73			73
Courtyard Fountains - Gresham, OR | Mortgages
Subsequent Event [Line Items]
Encumbered properties | property								1			1
Courtyard Fountains - Gresham, OR | Mortgages | Subsequent Event
Subsequent Event [Line Items]
Repayments of long-term debt			$ 23,500,000
Bridge Loan | Mortgages
Subsequent Event [Line Items]
Encumbered properties | property								15			15
Proceeds from credit facilities		$ 64,200,000
Bridge Loan | Mortgages | Subsequent Event
Subsequent Event [Line Items]
Repayments of long-term debt			$ 18,600,000
Encumbered properties | property			9
Interest rate caps | Fannie Credit Facility
Subsequent Event [Line Items]
Number of Instruments | instrument												2
Interest rate caps | Fannie Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Number of Instruments | instrument	2
Notional Amount	$ 88,700,000
Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Proceeds from credit facilities			$ 42,100,000